Non-controlling interests - Balance of redeemable non-controlling interests (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2022 CNY (¥)
Redeemable Non-Controlling Interest [Roll Forward]
Balance at beginning	¥ 30,500
Add: Capital contribution	10,000
Less: Comprehensive loss	(464)
Add: Accretion of redeemable non-controlling interests	714
Less: Deconsolidation of Suzhou Photon-Matrix	(40,750)
Balance at ending	¥ 0